Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss for the period	$ (39,463,222)	$ (256,785)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	96,259	6,335
Operating lease expense	264,908	280,019
Deferred income taxes	(121,176)	(48,167)
Share-based compensation expense	38,850,000
Change in operating assets and liabilities:
Accounts receivable	(414,148)	1,005,848
Contract assets	(4,549)
Prepayments, other current assets and other non-current assets	(450,608)	128,535
Accounts payable	(226,049)	(317,000)
Contract liabilities	(1,222)
Accrued expenses and other current liabilities	(325,057)	34,595
Operating lease liabilities	(266,627)	(267,421)
Net cash (used in) provided by operating activities	(2,061,491)	565,959
Cash flows from financing activities:
Payments of offering costs for initial public offering		(433,879)
Financings provided to related parties	(6,409)	(908)
Net cash (used in) financing activities	(6,409)	(434,787)
Foreign currency translation adjustment	(15,810)	(405)
Net change in cash and cash equivalents	(2,083,710)	130,767
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	3,784,776	320,161
CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	$ 1,701,066	$ 450,928